Derivative Instruments and Hedging Activities - Earnings Effect of Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended				12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Nov. 30, 2011 Derivative
Designated as hedging instrument [member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instruments, gain (loss) recognized in other comprehensive income (loss), effective portion, net	$ (14)	[1]	$ 0	[1]	$ 10	[2]	$ 0	[2]	$ 0	[2]
Derivative instruments, gain (loss) recognized in income, ineffective portion and amount excluded from effectiveness testing, net	0				0	[3]	0	[3]	(2)	[3]
Number of interest rate derivatives held											8
Not designated as hedging instrument [member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on interest rate derivative instruments not designated as hedging instruments	$ 0		$ 0		$ 0	[4]	$ (1)	[4]	$ (1)	[4]

[1]	There were no amounts recognized in earnings related to hedge ineffectiveness or amounts excluded from hedge effectiveness testing during the six months ended June 30, 2014.
[2]	There were no amounts recognized in earnings related to hedge ineffectiveness or amounts excluded from hedge effectiveness testing during the year ended December 31, 2013.
[3]	Relates to hedge ineffectiveness on the eight designated Secured Debt interest rate caps that were outstanding during the year ended December 31, 2011. No amounts were excluded from hedge effectiveness testing.
[4]	An immaterial loss was recorded during the year ended December 31, 2013.